Deferred and contingent consideration (Tables)	9 Months Ended
Sep. 30, 2024
Deferred and contingent consideration
Schedule of deferred and contingent consideration

	September 30, 2024	December 31, 2023
Deferred and contingent consideration	$1,000,000	$1,000,000